Janus Henderson High-Yield Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson High-Yield Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 565
Expense Example, No Redemption, 3 Years	768
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	1,615
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	991
Expense Example, No Redemption, 10 Years	1,936
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	451
Expense Example, No Redemption, 5 Years	809
Expense Example, No Redemption, 10 Years	1,820
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	445
Expense Example, No Redemption, 10 Years	997
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	213
Expense Example, No Redemption, 5 Years	374
Expense Example, No Redemption, 10 Years	842
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	842
Expense Example, No Redemption, 10 Years	1,861
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	289
Expense Example, No Redemption, 5 Years	505
Expense Example, No Redemption, 10 Years	$ 1,128